Shareholder Report, Average Annual Return (Details)		9 Months Ended	11 Months Ended	12 Months Ended	60 Months Ended	90 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000253849
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel U.S. Equity Fund, A Shares
C000253850
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel U.S. Equity Fund, Y Shares
C000256674
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel U.S. Equity Fund, Institutional Shares
Without Sales Load [Member] | C000253849
Average Annual Return [Line Items]
Average Annual Return, Percent			9.62%
Without Sales Load [Member] | C000253850
Average Annual Return [Line Items]
Average Annual Return, Percent				10.02%	12.19%	13.02%
Without Sales Load [Member] | C000256674
Average Annual Return [Line Items]
Average Annual Return, Percent		12.14%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]			S&P 500 Index (USD) (NR)
Average Annual Return, Percent			15.04%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]			S&P 500 Index (USD) (NR)
Average Annual Return, Percent				17.14%	15.95%	14.63%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]			S&P 500 Index (USD) (NR)
Average Annual Return, Percent		12.68%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).